Property and Equipment, Net - Schedule of Property and Equipment Net (Details) - Property and Equipment [Member] - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Property and Equipment Net [Line Items]
Property and equipment	$ 4,782,812	$ 5,022,400
Less: Accumulated depreciation	(3,184,989)	(2,981,158)
Property and equipment, net	1,597,823	2,041,242
Land [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment	721,462	721,462
Buildings [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment	849,961	1,129,961
Machinery & equipment [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment	2,008,987	1,974,266
Vehicles [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment	153,996	153,851
Furniture and fixtures [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment	160,349	154,804
Software [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment	870,728	870,727
Leasehold Improvement [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment	$ 17,329	$ 17,329